BLACKROCK FUNDSSM

iShares FTSE NAREIT All Equity REIT Index Fund

(the “Fund”)

Supplement dated May 16, 2025 to the Prospectus of the Fund, dated October 3, 2024, as amended or supplemented to date

Effective June 30, 2025, the following changes are made to the Fund’s Prospectus:

The section of the Prospectus entitled “Fund Overview — Key Facts About iShares FTSE NAREIT All Equity REIT Index Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Jennifer Hsui, CFA	2024	Managing Director of BlackRock, Inc.
Paul Whitehead[1]	2024	Managing Director of BlackRock, Inc
Matt Waldron, CFA	2025	Managing Director of BlackRock, Inc
Peter Sietsema, CFA	2025	Director of BlackRock, Inc
Steven White	2025	Director of BlackRock, Inc

[1]	On or about June 30, 2025, Paul Whitehead will no longer serve as a portfolio manager of the Fund.

The section of the Prospectus entitled “Details About the Fund — How the Fund Invests —About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND
The Fund is managed by a team of financial professionals. Jennifer Hsui, CFA, Paul Whitehead,[1] Matt Waldron, CFA, Peter Sietsema, CFA, and Steven White are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	On or about June 30, 2025, Paul Whitehead will no longer serve as a portfolio manager of the Fund.

The section of the Prospectus entitled “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of the Fund, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Managing Director of BlackRock, Inc. since 2011.
Paul Whitehead[1]	Jointly and primarily responsible for the day-to-day management of the Fund, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Managing Director of BlackRock, Inc. since 2010.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Matt Waldron, CFA	Jointly and primarily responsible for the day-to-day management of the Fund, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2024; Director of BlackRock, Inc from 2010 to 2024.
Peter Sietsema, CFA	Jointly and primarily responsible for the day-to-day management of the Fund, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Director of BlackRock, Inc. since 2013.
Steven White	Jointly and primarily responsible for the day-to-day management of the Fund, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Director of BlackRock, Inc. since 2020.

[1]	On or about June 30, 2025, Paul Whitehead will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.

2